Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Carrying value at the beginning	1,182	875
Goodwill on acquisitions during the year (Refer to Note 2.10)	52	309
Translation differences	44	(2)
Carrying value at the end	1,278	1,182

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments as of March 31, 2026, and March 31, 2025:

(Dollars in millions)
		As of
Segments	March 31, 2026	March 31, 2025
Financial services	194	177
Retail	118	112
Communication	86	81
Energy, utilities, Resources and Services	186	156
Manufacturing	372	349
Life Sciences	122	114
	1,078	989
Operating segments without significant goodwill	83	76
Total	1,161	1,065

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:

(in %)
As of
	March 31, 2026	March 31, 2025
Long term growth rate	7-10	7-10
Operating margins	19-21	19-21
Discount rate	14	13

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for fiscal 2026:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2025	516	151	61	94	822
Additions during the period	—	19	—	—	19
Acquisition through business combination (Refer note no. 2.10)	26	—	2	7	35
Deletions	—	—	—	—	—
Translation differences	25	6	2	1	34
Gross carrying value as of March 31, 2026	567	176	65	102	910
Accumulated amortization as of April 1, 2025	(281)	(103)	(35)	(80)	(499)
Amortization expense #	(71)	(14)	(7)	(9)	(101)
Deletions	—	—	—	—	—
Translation differences	(11)	(1)	—	—	(12)
Accumulated amortization as of March 31, 2026	(363)	(118)	(42)	(89)	(612)
Carrying value as of March 31, 2026	204	58	23	13	298
Carrying value as of April 1, 2025	235	48	26	14	323
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-9	1-4	1-5	1-2

#During the year ended March 31, 2026, a decline in the revenue estimates led to the carrying value of the customer related intangibles assets recognized on business combination exceeding the estimated recoverable amount. Consequently, the

Company has recognized $26 million as the excess of carrying value over the estimated recoverable value for the year ended March 31, 2026.

* Primarily includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2025:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2024	304	134	42	94	574
Additions during the period	—	17	—	—	17
Acquisition through business combination (Refer note no. 2.10)	212	—	20	—	232
Deletions	—	—	—	—	—
Translation differences	—	—	(1)	—	(1)
Gross carrying value as of March 31, 2025	516	151	61	94	822
Accumulated amortization as of April 1, 2024	(219)	(93)	(28)	(67)	(407)
Amortization expense #	(62)	(10)	(6)	(13)	(91)
Deletions	—	—	—	—	—
Translation differences	—	—	(1)	—	(1)
Accumulated amortization as of March 31, 2025	(281)	(103)	(35)	(80)	(499)
Carrying value as of March 31, 2025	235	48	26	14	323
Carrying value as of April 1, 2024	85	41	14	27	167
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-9	1-4	1-6	1-3

#During the year ended March 31, 2025, a decline in the revenue estimates led to the carrying value of the customer related intangibles assets recognized on business combination exceeding the estimated recoverable amount. Consequently, the Company has recognized $22 million as the excess of carrying value over the estimated recoverable value for the year ended March 31, 2025.

* Primarily includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2024:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2023	307	127	42	94	570
Additions during the period	—	9	—	—	9
Translation differences	(3)	(2)	—	—	(5)
Gross carrying value as of March 31, 2024	304	134	42	94	574
Accumulated amortization as of April 1, 2023	(196)	(85)	(24)	(52)	(357)
Amortization expense	(24)	(9)	(4)	(15)	(52)
Translation differences	1	1	—	—	2
Accumulated amortization as of March 31, 2024	(219)	(93)	(28)	(67)	(407)
Carrying value as of March 31, 2024	85	41	14	27	167
Carrying value as of April 1, 2023	111	42	18	42	213
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-10	1-5	1-6	1-4

* Primarily includes intangibles related to vendor relationships